UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23118

NorthStar Corporate Income Master Fund

(Exact name of registrant as specified in charter)

399 Park Avenue
18th Floor
New York, New York	10022
(Address of principal executive offices)	(Zip code)

Daniel R. Gilbert

Chief Executive Officer and President

NorthStar Corporate Income Master Fund

399 Park Avenue, 18th Floor

New York, New York 10022

(Name and address of agent for service)

Copy to:

Sandra Matrick Forman, Esq.

Colony NorthStar, Inc.

399 Park Avenue, 18th Floor

New York, NY 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The semi-annual report (the “Semi-Annual Report”) of NorthStar Corporate Income Master Fund and Subsidiary (the “Master Fund”) for the six months ended June 30, 2017 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

NorthStar CORPORATE INCOME 2017 SEMI-ANNUAL REPORT NorthStar Corporate Income Master Fund For the six months ended June 30, 2017

Table of Contents

NorthStar Corporate Income Master Fund and Subsidiary

Semi-Annual Report for the Six Months Ended June 30, 2017:

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Assets and Liabilities

As of
June 30, 2017
Assets
Cash	$1,439,461
Interest receivable	50
Total assets	1,439,511

Liabilities
Administrative services expenses payable	141,644
Professional fees payable	36,302
Management fees payable	27,898
Other liabilities and accrued expenses	9,461
Total liabilities	215,305
Net assets	$1,224,206

Commitments and contingencies (Note 9)

Composition of Net Assets
Common shares, par value $0.001 per share (unlimited shares authorized, 222,222 shares issued and outstanding)	$222
Paid-in capital in excess of par value	1,999,778
Accumulated net realized gain on investments	69,164
Accumulated net investment loss	(844,958)
Net assets	$1,224,206
Net asset value per share	$5.51

Refer to accompanying notes to consolidated financial statements.

1

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Operations

For the
Six Months Ended
June 30, 2017
Investment Income:
Interest income	$38,697
Total investment income	38,697

Expenses:
Administrative services expenses	96,163
Professional fees	81,407
Trustees' fees	65,272
Accounting and administrative fees	65,223
Management fees	6,736
Other expenses	14,885
Total expenses	329,686
Net investment loss	(290,989)

Realized and Unrealized Gain (Loss)
Net realized gain on investments	32,088
Net change in unrealized appreciation (depreciation) on investments	(40,192)
Total net realized and unrealized gain (loss) on investments	(8,104)
Net decrease in net assets resulting from operations	$(299,093)

Refer to accompanying notes to consolidated financial statements.

2

NorthStar Corporate Income Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets

	For the	For the period from
	Six Months Ended	February 25, 2016*
	June 30, 2017	through
	(Unaudited)	December 31, 2016
Operations:
Net investment loss	$(290,989)	$(553,969)
Net realized gain on investments	32,088	37,076
Net change in unrealized appreciation (depreciation) appreciation on investments	(40,192)	40,192
Net decrease in net assets resulting from operations	(299,093)	(476,701)

Capital share transactions:
Issuance of common shares (Note 3)	-	2,000,000
Net increase in net assets resulting from capital share transactions	-	2,000,000
Total increase (decrease) in net assets	(299,093)	1,523,299
Net assets at beginning of period	1,523,299	-
Net assets at end of period	$1,224,206	$1,523,299
Accumulated net investment loss	$(844,958)	$(553,969)

*	Commencement of operations

Refer to accompanying notes to consolidated financial statements.

3

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Cash Flows

For the
Six Months Ended
June 30, 2017
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(299,093)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of investments	1,428,684
Net realized gain from investment transactions	(32,088)
Net change in unrealized depreciation on investments	40,192
Amortization of premium and accretion of discount, net	(13,013)

Decrease in operating assets:
Receivable for investments sold	50,188
Interest receivable	13,757
Increase (decrease) in operating liabilities:
Administrative services expenses payable	34,916
Professional fees payable	(48,545)
Accounting and administrative fees payable	(81,363)
Management fees payable	6,735
Payable for investments purchased	(49,875)
Other liabilities and accrued expenses	(8,826)
Net cash provided by operating activities	1,041,669

Net increase in cash	1,041,669
Cash, beginning of period	397,792
Cash, end of period	$1,439,461

Refer to accompanying notes to consolidated financial statements.

4

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

1.	Business and Organization

NorthStar Corporate Income Master Fund (the “Fund”) was organized as a Delaware statutory trust on July 23, 2015. The Fund’s investment objective is to offer an attractive total return while maximizing current income and capital appreciation consistent with the preservation of capital.

The Fund commenced operations on February 25, 2016, when the registration statements of NorthStar Corporate Income Fund (the “Corporate Fund”), and NorthStar Corporate Income Fund-T (“Corporate Fund-T”) (collectively, the “Corporate Funds”), whose principal investment strategy is identical to the Fund’s, were declared effective by the Securities and Exchange Commission (the “SEC”).

The Fund engaged CNI CCEF Advisors, LLC (the “Advisor”), an affiliate of Colony NorthStar, Inc. (“Colony NorthStar”), which is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), to serve as the Advisor, to serve as its investment adviser.

The Fund is externally managed by the Advisor, a Delaware limited liability company. Prior to January 11, 2017, the Fund was managed by an affiliate of NorthStar Asset Management Group Inc. (NYSE: NSAM) (“NSAM”). Effective January 10, 2017, NSAM completed its previously announced merger (the “Merger”) with Colony Capital, Inc. (“Colony”) and NorthStar Realty Finance Corp. (“NorthStar Realty”) to create Colony NorthStar, Inc. (“Colony NorthStar”). As a result of the Merger, Colony NorthStar became an internally-managed equity real estate investment trust (“REIT”), with a diversified real estate and investment management platform and publicly-traded on the NYSE under the ticker symbol “CLNS.” Colony NorthStar manages capital on behalf of its stockholders, as well as institutional and retail investors in private funds, non-traded and traded REITs and registered investment companies. In addition, following the Merger, the Advisor (formerly NSAM B-CEF Ltd.) became a subsidiary of Colony NorthStar, which sponsors other public vehicles that raise capital through the retail market. The Advisor manages the Fund’s day-to-day operations pursuant to an advisory agreement.

Pursuant to an administration agreement (“Administration Agreement”) entered into by the Corporate Funds and the Fund with State Street Bank and Trust Company (the “Administrator”), the Administrator provided the Fund with financial accounting and reporting, net asset value (“NAV”) calculation, post-trade compliance, and treasury services. On January 19, 2017, the Fund notified the Administrator that the last day of service pursuant to the Administration Agreement would be April 18, 2017. The Advisor is now responsible for all duties formerly performed by the Administrator.

The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that intends to elect to be treated for federal income tax purposes as a C-corporation for the year ended December 31, 2017. The Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Refer to Note 2, “Summary of Significant Accounting Policies – Income Taxes” for further details on income taxes.

The Fund makes some of its investments through NorthStar Corporate Income Fund (Cayman) Ltd., a wholly owned subsidiary (the “Subsidiary”). The Subsidiary was formed on January 29, 2016 as a Cayman Island exempted limited company. The Fund generally gains access to certain newly issued Regulation S securities through the Subsidiary. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued to non-U.S. persons through offerings made pursuant to Regulation S of the Securities Act of 1933, as amended, or the Securities Act. The unaudited consolidated financial statements include the accounts of the Fund and the Subsidiary (together, the “Master Fund”). As of June 30, 2017, the Subsidiary had no assets or liabilities.

5

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements of the Master Fund have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. For a more complete discussion of significant accounting policies and certain other information, the Master Fund’s unaudited consolidated financial statements should be read in conjunction with the audited consolidated statement as of and for the period ended December 31, 2016 included in the Master Fund’s certified shareholder report on Form N-CSR. Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017. The Master Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services- Investment Companies.

Principles of Consolidation

The unaudited consolidated financial statements of the Master Fund include the accounts of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of the Master Fund’s unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that could affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. Actual results may differ from those estimates.

Cash

As of June 30, 2017, cash represents cash held in custody at MUFG Union Bank, N.A. in a bank deposit account that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Master Fund determines the fair value of its investment portfolio as of the close of each regular trading session of the NYSE. The Master Fund calculates the NAV of its common shares of beneficial interest, by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Master Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Master Fund. The Master Fund’s assets and liabilities are valued in accordance with the principles set forth below.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(UNAUDITED)

The Master Fund’s board of trustees (the “Board”) has approved the Master Fund’s Valuation Policies and Procedures (the “Valuation Policies and Procedures”) and the formation of a valuation committee (the “Valuation Committee”) which consists of personnel from the Advisor. The Valuation Committee values the Master Fund’s assets in good faith pursuant to the Valuation Policies and Procedures and applies a consistent valuation process, which was developed by the Advisor and approved by the Board. Portfolio securities and other assets for which market quotes are readily available will be valued at market value as provided by an independent pricing source. In circumstances where market quotes are not readily available, the Board has adopted the Valuation Policies and Procedures for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Valuation Committee. On a quarterly basis, the audit committee of the Board reviews the valuation determinations made with respect to the Master Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Master Fund’s Valuation Policies and Procedures. The Board reviews and ratifies such value determinations.

ASC Topic 820, Fair Value Measurements and Disclosure, (“ASC Topic 820”), issued by FASB, clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Refer to Note 5, “Fair Value of Financial Instruments” for further discussion on fair value measurement. In accordance with ASC Topic 820, when determining the fair value of an asset or liability, the Valuation Committee seeks to determine the price that would be received from the sale of the asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value determinations are based upon all available inputs that the Valuation Committee deems relevant, which may include indicative dealer quotes, independent third party pricing vendors, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Master Fund’s unaudited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Master Fund’s unaudited consolidated financial statements.

The Master Fund expects that its portfolio may consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over the counter secondary market (“OTC Security”) for institutional investors for which indicative dealer quotes are available. For purposes of calculating NAV, the Valuation Committee uses the following valuation methods:

•	The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•	If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Master Fund will value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Master Fund obtains bid and ask prices directly from dealers who make a market in such securities. Generally, securities are valued at the mid-point of the average bid and ask prices obtained from such sources.

•	To the extent that the Master Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Master Fund will value such investments at fair value as determined in good faith by the Valuation Committee in accordance with the Master Fund's Valuation Policies and Procedures and pursuant to authority delegated by the Master Fund’s Board as described above. In making such determination, the Valuation Committee may rely upon valuations obtained from an independent valuation firm.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

In making its determination of fair value, the Valuation Committee may use independent third-party pricing or valuation services; provided that the Valuation Committee shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Valuation Committee shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Valuation Committee deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of collateral securing the Master Fund's debt investments.

The valuation of securities may consider other factors such as private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. Size and scope of a portfolio company and its specific strengths and weaknesses, as well as any other factors deemed relevant in assessing fair value, may also be considered.

If the Master Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time the investment is made. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Master Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), fair value for such securities may be determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by Valuation Committee, under the supervision of the Board.

Revenue Recognition

Security transactions are accounted for on their trade date. The Master Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Master Fund does not accrue a receivable for interest on loans and securities if the collectability of such income is not reasonably assured. Loan origination fees, original issue discount, and market discount (premium) are capitalized and such amounts are accreted (amortized) as interest income (expense) over the respective term of the loan or security.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

Gains or losses on the sale of investments are calculated by using the specific identification method. The Master Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment including any unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period.

8

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and other fees pertaining to the Master Fund’s organization. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Master Fund’s Registration Statement on Form N-2 related to the public offering of its common shares.

Pursuant to the Master Fund’s investment advisory agreement (“Advisory Agreement”), the Advisor, either directly or through its affiliates, will be entitled to receive reimbursement for costs paid on behalf of the Master Fund in connection with the offering.

The Master Fund will be obligated to reimburse the Advisor, or its affiliates, as applicable, for organization and offering costs (“O&O costs”) to a limit of 1.0% of the aggregate proceeds from the offering. The Master Fund estimates that the O&O costs will be de minimis as Master Fund shares are not being offered directly to the public. The Master Fund records O&O costs each period based upon an allocation determined by the expectation of total O&O costs to be reimbursed. The offering costs incurred directly by the Master Fund are accounted for as a deferred charge and are amortized over 12 months on a straight-line basis. Organization costs incurred directly by the Master Fund are expensed as incurred. As of June 30, 2017, the Advisor incurred approximately $278,000 of O&O costs on behalf of the Master Fund. As of June 30, 2017, there were no proceeds raised from the offering and no O&O costs were allocated to the Master Fund.

Income Taxes

The Master Fund intends to elect to be treated for federal income tax purposes as a RIC under Subchapter M of the Code. To maintain qualification as a RIC, the Master Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Master Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Master Fund intends to distribute all or substantially all of their “investment company taxable income,” net tax-exempt interest income, if any, and net capital gains, if any, on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income. The Master Fund will also be subject to nondeductible federal excise taxes if it does not distribute at least 98.0% of net ordinary income, if any, and 98.2% of any capital gain net income, if any.

For the taxable period ended December 31, 2017, the Master Fund is qualified to elect RIC status on its federal income tax return, however, it will file as a C-corporation. If applicable, the Master Fund will record any applicable income tax expense or benefit on its statement of operations or deferred tax assets and liabilities on its statement of assets and liabilities. Refer to Note 6, “Income Tax Information” for further details.

Uncertainty in Income Taxes

The Master Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the unaudited consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the consolidated Statement of Operations. During the six months ended June 30, 2017, the Master Fund did not incur any interest or penalties.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

Distributions

Distributions to the Master Fund’s shareholders are recorded as of the record date. Subject to the discretion of the Master Fund’s Board and applicable legal restrictions, the Master Fund intends to authorize and declare ordinary cash distributions on a bi-monthly basis and pay such distributions on a monthly basis. From time to time, the Master Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any, and any other income, gains and dividends and other distributions not previously distributed. During the six months ended June 30, 2017, distributions were neither declared nor paid.

3.	Share Transactions

Prior to commencement of operations, affiliates of Colony NorthStar and OZ Institutional Credit Management LP, the former sub-advisor, purchased 222,222 shares of the Master Fund for proceeds of $2,000,000. Refer to Note 4, “Related Party Transactions” for further details.

The Master Fund will repurchase common shares held by the Corporate Fund and Corporate Fund-T to the extent necessary to accommodate share repurchase requests under each of the Corporate Fund’s share repurchase program. During the six months ended June 30, 2017, the Master Fund did not repurchase any of its common shares in connection with the Corporate Fund’s share repurchase programs.

4.	Related Party Transactions

Compensation of the Advisor

Pursuant to the Advisory Agreement, and in consideration of the advisory services provided by the Advisor to the Master Fund, the Advisor is entitled to a fee consisting of two components — the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”). The Advisor is responsible for the day-to-day identification, recommendation, management and monitoring of investments for the Master Fund’s portfolio.

The Corporate Funds will not incur a separate Management Fee or Incentive Fee under the Corporate Funds’ investment advisory agreements for so long as the Corporate Funds’ have a policy to invest all or substantially all of their net assets in the Master Fund, but the Corporate Funds and shareholders will be indirectly subject to the Management Fee and Incentive Fee.

The Advisor is to be reimbursed by the Master Fund, as applicable, for actual costs incurred in connection with providing administrative services to the Master Fund. Allocation of the cost of such services to the Master Fund may be based on objective factors such as total assets, revenues and/or time allocations. For the six months ended and as of June 30, 2017, the amount of administrative services expense incurred and payable were $96,163 and $141,644, respectively. For the six months ended and as of June 30, 2017, the approximate amount of sub-advisory expenses incurred and payable were $600 and $8,600, respectively, which are included in other expenses on the Master Fund’s consolidated Statement of Operations and other liabilities and accrued expenses on the Master Fund’s consolidated Statement of Assets and Liabilities, respectively.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

Management Fee

The Management Fee is calculated and payable quarterly in arrears at an annual rate of 2.0% of the Master Fund’s average gross assets, excluding cash and cash equivalents, at the end of the two most recently completed calendar quarters (and, in the case of the Master Fund’s first quarter, the gross assets excluding cash and cash equivalents as of such quarter-end). The Management Fee may or may not be taken in whole or in part at the discretion of the Advisor. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as the Advisor may determine. For the six months ended and as of June 30, 2017, the amount of management fees incurred and payable were $6,736 and $27,898, respectively.

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Master Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, measured quarterly and expressed as a rate of return on the Master Fund’s “adjusted capital” after making appropriate adjustments for subscriptions (which shall include all issuances of common shares, including issuances pursuant to the distribution reinvestment plan) and share repurchases that occurred during the quarter, equal to 1.75% per quarter, subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Master Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Advisor under the Master Fund’s Advisory Agreement and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the offering and organization expenses and the Incentive Fee). Pre-incentive fee net investment income will include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with PIK interest and zero coupon securities), accrued income that the Master Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. “Adjusted capital” means the cumulative gross proceeds received by the Master Fund from the sale of Master Fund shares (including pursuant to the Master Fund’s distribution reinvestment plan), reduced by distributions to investors that represent a return of capital and amounts paid in connection with repurchases of Master Fund shares pursuant to the Master Fund’s share repurchase program. The calculation of the Incentive Fee for each quarter will be as follows:

•	No Incentive Fee will be payable in any calendar quarter in which the Master Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.75%;

•	100.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.1875% in any calendar quarter will be payable to the Advisor. This portion of the Master Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 2.1875% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Advisor with an incentive fee of 20.0% on all of the Master Fund’s pre-incentive fee net investment income when the Master Fund’s pre-incentive fee net investment income reaches 2.1875% in any calendar quarter; and

•	20.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds 2.1875% in any calendar quarter is payable to the Advisor once the hurdle rate is reached and the catch-up is achieved (20.0% of all the Master Fund’s pre-incentive fee net investment income thereafter is allocated to the Advisor).

For the six months ended June 30, 2017, no incentive fee was incurred.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

Distribution Support Agreement

The Master Fund has entered into a distribution support agreement (“Distribution Support Agreement”) between the Master Fund and an affiliate of Colony NorthStar.

Pursuant to the Distribution Support Agreement, an affiliate of Colony NorthStar has agreed to purchase up to $10.0 million in Master Fund shares at the current NAV per share of the Master Fund, of which $2.0 million was contributed to the Master Fund as seed capital investments. During any calendar month when the Distribution Support Agreement is effective, if the cash distributions exceed the net investment income for such calendar month (“Distribution Shortfall”), the affiliate of Colony NorthStar will purchase any shares required in order to cover the Distribution Shortfall up to an amount equal to a 7.0% cumulative, non-compounded annual return on the Master Fund’s shareholders’ invested capital prorated for such month.

Notwithstanding the affiliate of Colony NorthStar’s obligations pursuant to the Expense Support Agreement and the Distribution Support Agreement, the Master Fund is not required to pay distributions to the Master Fund shareholders, including the Corporate Funds. Distributions funded from offering proceeds pursuant to the Distribution Support Agreement may constitute a return of capital. The Distribution Support Agreement expires at the earlier of: a) two years from the date on which the Corporate Funds commence the offering or b) the date upon which neither the Advisor nor its affiliate is serving as the Master Fund’s Advisor. For the six months ended June 30, 2017, there was no expense support or distribution support provided by an affiliate of Colony NorthStar.

Capital Contribution by Colony NorthStar and OZ Corporate Investors, LLC

Prior to commencement of operations, affiliates of Colony NorthStar and OZ Corporate Investors, LLC (“OZ Corporate”), an affiliate of the former sub-advisor to the Master Fund, each contributed $1,000,000 to purchase 111,111 common shares of the Master Fund at a price of $9.00 per share.

5.	Fair Value of Financial Instruments

Under ASC Topic 820, fair value is defined as the price that the Master Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Master Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Master Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1 –	observable inputs such as quoted prices in active markets;

Level 2 –	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3 –	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

12

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

As of June 30, 2017, the Master Fund had no portfolio holdings. The following is a reconciliation for the six months ended June 30, 2017 of investments for which significant unobservable inputs (Level 3) were used to determine fair value.

	Senior	Senior
	Secured loans -	Secured loans-	Unsecured
	First Lien	Second Lien	Debt	Total
Fair value as of January 1, 2017	$173,777	$223,587	$51,625	$448,989
Accretion of discount (amortization of premium)	490	7,547	14	8,051
Sales and redemptions	(172,352)	(226,106)	(52,000)	(450,458)
Net realized gain	4,364	5,049	2,467	11,880
Net change in unrealized appreciation (depreciation)	(6,279)	(10,077)	(2,106)	(18,462)
Fair value as of June 30, 2017	$-	$-	$-	$-

6.	Income Tax Information

The components of the deferred tax asset as of June 30, 2017, for the Master Fund as a C-corporation, consist of the following:

June 30, 2017
Deferred tax asset
Net loss carryforwards	$309,676
Net unrealized gain on investments	-
Total deferred tax asset	309,676
Less: Valuation allowance	(309,676)
Net deferred taxes	$-

As of June 30, 2017, the Master Fund has total net operating and capital loss carry forwards of $774,189 for federal income tax purposes available to offset future taxable income. The loss carry forwards can be carried forward 20 years and will begin to expire in 2036.

A reconciliation of the federal tax rate to the Master Fund’s effective income tax rate is as follows:

June 30, 2017
Tax at federal statutory rate	35.0%
State and local rate	5.0%
Total	40.0%
Valuation allowance	(40.0)%
Provision for taxes	0.0%

As of June 30, 2017, the cost basis of investments for federal income tax purposes was substantially the same as the cost basis per U.S. GAAP. As of June 30, 2017, there was no unrealized depreciation or appreciation on investments for federal income tax purposes.

7.	Risks Involved in Investing in the Master Fund

Investing in the Master Fund generally involves risks. As of June 30, 2017, the Master Fund did not have any investments. For a more complete discussion of the risks of investing in the Master Fund, see the section entitled “Types of Investments and Related Risks” in the Corporate Funds’ prospectuses and the Corporate Funds’ and the Master Fund’s other public filings with the SEC.

13

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(UNAUDITED)

8.	Financial Highlights

The following is a schedule of financial highlights:

	For the	For the period from
	Six Months Ended	February 25, 2016(1)
	June 30, 2017	through
	(Unaudited)	December 31, 2016
Per Share Data:
Net asset value, beginning of period	$6.85	$9.00
Results of operations
Net investment loss(2)	(1.31)	(2.50)
Net realized and unrealized gain (loss) on investments	(0.03)	0.35
Net decrease in net assets resulting from operations	(1.34)	(2.15)
Net asset value, end of period	$5.51	$6.85

Shares outstanding, end of period	222,222	222,222

Total return at net asset value (3)(4)	(19.56)%	(15.06	)% (5)

Ratio/Supplemental Data:
Net assets, end of period	$1,224,206	$1,523,299
Ratio of net investment loss to average net assets (6)	(42.87)%	(36.45)%
Ratio of total operating expenses to average net assets (6)	48.57%	41.20%
Portfolio turnover rate (4)	0.00%	264.31%

(1)	Commencement of operations.
(2)	The per share data was derived by using the average number of common shares outstanding during the applicable period.
(3)	Total return is calculated by determining the percentage change in net asset value.
(4)	Not annualized.
(5)	Calculation represents the period from June 13, 2016 (commencement of investment operations) through December 31, 2016.
(6)	Annualized. Average net assets for the applicable period are used for this calculation.

9.	Commitments and Contingencies

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under the arrangements cannot be known; however, the Master Fund expects any risk of loss to be remote.

10.	Subsequent Events

The management of the Master Fund has evaluated events and transactions through the date of financial statement issuance date, and has determined that there are no material events that would require adjustments to or disclosure in the Master Fund’s consolidated financial statements.

14

NORTHSTAR CORPORATE INCOME MASTER FUND

Supplemental Information (UNAUDITED)

June 30, 2017

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Master Fund has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Master Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling collect at 212-547-2600, toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31st is available without charge upon request by calling toll-free 877-940-8777, or on the SEC’s website at http://www.sec.gov. Shareholders may obtain a copy of the Master Fund’s proxy voting policies and procedures upon request and without charge by calling the Master Fund or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Master Fund voted proxies relating to the Master Fund’s portfolio securities during the most recent twelve-month period ended December 31st is available upon request without charge by making a written request to the Master Fund’s Chief Compliance Officer at NorthStar Corporate Income Master Fund, 399 Park Avenue, 18th Floor, New York, New York 10022, Attn: Chief Compliance Officer, by calling the Master Fund toll free at 877-940-8777 or on the SEC’s website at http://www.sec.gov.

15

CORPORATE DIRECTORY BOARD OF TRUSTEES INTERESTED TRUSTEES Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Head of Retail Platform of Colony NorthStar, Inc. INDEPENDENT TRUSTEES Jack F. Smith, Jr. Lead Independent Trustee Michael M. Kassen Independent Trustee Vernon B. Schwartz Independent Trustee EXECUTIVE OFFICERS Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Frank V. Saracino Chief Financial Officer & Treasurer Brett S. Klein Chief Operating Officer Sandra M. Forman General Counsel, Chief Compliance Officer & Secretary CORPORATE HEADQUARTERS 399 Park Avenue, 18th Floor New York, NY 10022 212.547.2600 NorthStarSecurities.com/CorporateIncome TRANSFER AGENT DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Pricewaterhouse Coopers LLP New York, NY LEGAL COUNSEL Eversheds Sutherland (US) LLP New York, NY CUSTODIAN MUFG Union Bank, N.A, 350 California Street, Suite 2018 San Francisco, CA 94104 DEALER MANAGER NorthStar Securities, LLC 5299 DTC Boulevard, Suite 900 Greenwood Village, CO 80111

North Star Corporate Income Master Fund 399 Park Avenue, 18th Floor New York, NY 10022 877.940.8777 Tel 303.648.5142 Fax NorthStarSecurities.com/CorporeteIncome

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

Not applicable. As of June 30, 2017, the Master Fund had no portfolio holdings.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report on N-CSR.

(b)	There has been no change, as of the date of the filing of this semi-annual report on Form N-CSR, to any of the portfolio managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Master Fund’s shareholders may recommend nominees to the Master Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures.

(a)	The Master Fund’s principal executive officer and principal financial officer have evaluated the Master Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Master Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Master Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There was no change in the Master Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Master Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report on Form N-CSR.

(a)(2)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications of the Master Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Corporate Income Master Fund

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: August 17, 2017

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 17, 2017